NEWMONT EQUITY AND INCOME (LOSS) PER SHARE - Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$ (549)	$ 213	$ 190	$ 70	$ (393)	$ 166	$ 13	$ (12)	$ 260	$ 1	$ 473	$ 167	$ (76)	$ (226)	$ (13)
Discontinued operations	$ 7	$ (7)	$ (15)	$ (23)	$ 53	$ (528)	$ 10	$ 62	$ (38)	$ 72	$ (45)	$ (456)	(38)	(403)	219
Net income (loss) attributable to Newmont stockholders													$ (114)	$ (629)	$ 206
Weighted average common shares (millions):
Basic	533	533	533	532	531	531	531	530					533	530	516
Effect of employee stock-based awards													2	2
Diluted	536	536	535	533	534	533	533	531					535	532	516
Net income (loss) per common share: Basic:
Continuing operations (in dollars per share)	$ (1.02)	$ 0.39	$ 0.36	$ 0.13	$ (0.74)	$ 0.31	$ 0.02	$ (0.02)	$ 0.49		$ 0.88	$ 0.31	$ (0.14)	$ (0.43)	$ (0.02)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.10	(0.99)	0.02	0.11	(0.07)	$ 0.13	(0.08)	(0.86)	(0.07)	(0.76)	0.42
Net income (loss) per common share, basic	(1.01)	0.38	0.33	0.09	(0.64)	(0.68)	0.04	0.09	0.42	0.13	0.80	(0.55)	(0.21)	(1.19)	0.40
Net income (loss) per common share: Diluted
Continuing operations (in dollars per share)	(1.02)	0.39	0.36	0.13	(0.73)	0.31	0.02	(0.02)	0.49		0.88	0.31	(0.14)	(0.42)	(0.02)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.10	(0.99)	0.02	0.11	(0.07)	0.13	(0.08)	(0.86)	(0.07)	(0.76)	0.42
Net income (loss) per common share, diluted	$ (1.01)	$ 0.38	$ 0.33	$ 0.09	$ (0.63)	$ (0.68)	$ 0.04	$ 0.09	$ 0.42	$ 0.13	$ 0.80	$ (0.55)	$ (0.21)	$ (1.18)	$ 0.40